Unusual or Infrequent Items Impacting Quarterly Results (Details Narrative) $ in Thousands	1 Months Ended		12 Months Ended
	Aug. 31, 2013 USD ($) ft²	Jul. 31, 2013 USD ($) ft²	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($) Years
Gain before income taxes				$ (34)	$ 476	$ 7,333
Mortgage prepayment				1,314
Prepayment penalty				116
Deferred loan costs on early prepayment				$ 15
7001 Dorsey Rd
Mortgage prepayment						$ 7,281
Rate of prepayed mortgage						6.12%
Early prepayment provision in years | Years						7.5
Prepayment penalty						$ 382
Deferred loan costs on early prepayment						175
Oregon Center
Mortgage prepayment						$ 279
Rate of prepayed mortgage						7.97%
Prepayment penalty						$ 7
Patriot Business Park
Sales price		$ 4,775
Gain before income taxes		341
Book value of property		$ 3,603
Land acreage | ft²		15.18
Hollander 95
Gain before income taxes	$ 514
Book value of property	$ 595
Land acreage | ft²	5.38
Gulf Hammock
Gain before income taxes	$ 433
Book value of property	$ 296
Land acreage | ft²	284
Windlass Run
Sales price			$ 11,288
Gain before income taxes	$ 4,928
Book value of property	$ 2,971